26. Income tax and tax on minimum presumed income / Deferred tax (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfIncomeTaxAndTaxOnMinimumPresumedIncomeDeferredTaxLineItems [Line Items]
Deferred tax asset	$ 1,642,835	$ 1,568,810
Deferred tax liability	(455,814)	(549,792)
Net deferred tax assets (liabilities)	1,187,021	1,019,018	$ 50,048
To be recovered in less than 12 months
SummaryOfIncomeTaxAndTaxOnMinimumPresumedIncomeDeferredTaxLineItems [Line Items]
Deferred tax asset	1,301,162	432,952
Deferred tax liability	(81,733)	(155,064)
To be recovered in more than 12 months
SummaryOfIncomeTaxAndTaxOnMinimumPresumedIncomeDeferredTaxLineItems [Line Items]
Deferred tax asset	341,673	1,135,858
Deferred tax liability	$ (374,081)	$ (394,728)